Common Stock (Tables)	12 Months Ended
Dec. 31, 2012
Common Stock
Schedule of number of shares of common stock reserved for future issuance

  There were 2,393,458 and 2,432,155 common shares issued and outstanding as of December 31, 2011 and 2012, respectively. The Company has reserved for future issuance the following number of shares of common stock (in thousands):

December 31, 2012
Conversion of Series A Preferred Stock	6,411
Conversion of Series B Preferred Stock	4,204
Conversion of Series C Preferred Stock	2,978
Conversion of Series C-1 Preferred Stock	458
Conversion of Series D Preferred Stock	235
Conversion of Series D-1 Preferred Stock	637
Conversion of Series E Preferred Stock	816
Conversion of Series F Preferred Stock	2,426
Warrants to purchase Preferred Stock	248
Outstanding stock options to purchase common stock	3,730
Shares available for future issuance under stock option plan	120
Warrants to purchase common stock	884
Additional shares reserved for unissued, but designated, Preferred Stock	55,912

Total shares of authorized common stock reserved for future issuance	79,059